Financial Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial Investments [Line Items]
Cost of trading securities	¥ 6,993		¥ 76,281
Fair value investments	4,474		77,426
Changes in fair value of trading securities	(3,663)		5,623	¥ (4,479)
Amortized costs of held to maturity investments	19,460		6,587
Changes in fair value of the Other financial investments, net of tax	(41,116)	$ (5,880)	33,457	17,813
Held-to-maturity investments [Member]
Financial Investments [Line Items]
Held-to-maturity investments, allowance for credit loss
Investment income	95		5,908	21,294
Other financial investments [Member]
Financial Investments [Line Items]
Investment cost	449,410		308,410
Investment fair value	459,766		353,190
Changes in fair value of the Other financial investments, net of tax	(41,116)		33,457	17,813
realized gains (losses) of investments	465		12,864	(3,203)
Impairment loss	¥ 7,000